Nationwide Geneva Mid Cap Growth Fund Expense Example - Nationwide Geneva Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,838
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049